Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As a result, in all cases, the timing of grants of equity awards occurs independent of the release of any material nonpublic information, and we do not have any program, plan, or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
As a result, in all cases, the timing of grants of equity awards occurs independent of the release of any material nonpublic information, and we do not have any program, plan, or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
As a result, in all cases, the timing of grants of equity awards occurs independent of the release of any material nonpublic information, and we do not have any program, plan, or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false